Comprehensive Income	12 Months Ended
Dec. 31, 2016
Comprehensive Income (Loss) Disclosure [Abstract]
Comprehensive income

During the year ended December 31, 2014, Other comprehensive income increased with net gains of $29,020 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $14,045), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $36,847), (ii) the Net settlements on interest rate swaps qualifying for cash flow hedge associated with vessels under construction ($489), (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($103) and (iv) the amounts reclassified from net settlements on interest rate swaps qualifying for hedge accounting to Prepaid lease rentals ($6,604).

During the year ended December 31, 2015, Other comprehensive income increased with net gains of $11,485 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $20,418), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $31,800) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($103).

During the year ended December 31, 2016, Other comprehensive income increased with net gains of $30,225 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of $8,828), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $20,237), (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($84) and (iv) the amounts reclassified from net settlements on interest rate swaps qualifying for hedge accounting to Prepaid lease rentals ($1,076).

As at December 31, 2014, 2015 and 2016, Comprehensive income amounted to $144,107, $155,249 and $111,927, respectively. The estimated net amount that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Loss to earnings in respect of the net settlements on interest rate swaps amounts to $12,064.